Leases - Future Commitments (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 11,850	$ 14,568
Amounts representing interest over the term of the lease	(774)	(685)
Present value of net lease payments	11,076	13,883
Less current portion of lease obligations	4,289	5,798
Lease obligations	6,787	8,085
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	4,504	6,216
1-3 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	4,302	7,748
3-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	3,044	604
After 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 0	$ 0